Advances to and Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Investment In Affiliates [Abstract]
Schedule Of Aggregated Selected Balance Sheet And Income Statement Data For Our Unconsolidated Affiliates
Summarized Financial Information
The following tables present aggregated selected balance sheet and income statement data for our unconsolidated affiliates, including AmeriGas, Citrus, FEP, HPC and MEP (on a 100% basis for all periods presented).

	December 31,
	2014	2013
Current assets	$889	$1,028
Property, plant and equipment, net	10,520	10,778
Other assets	2,687	2,664
Total assets	$14,096	$14,470

Current liabilities	$1,983	$1,039
Non-current liabilities	7,359	8,139
Equity	4,754	5,292
Total liabilities and equity	$14,096	$14,470

	Years Ended December 31,
	2014	2013	2012
Revenue	$4,925	$4,695	$4,492
Operating income	1,071	1,197	863
Net income	577	699	491
In addition to the equity method investments described above our subsidiaries have other equity method investments which are not significant to our consolidated financial statements.